Note 3 - Subsequent Events	3 Months Ended
Nov. 30, 2012
Notes
Note 3 - Subsequent Events	NOTE 3 - SUBSEQUENT EVENTS Company has evaluated subsequent events through the date that the financial statements were issued. There were no significant subsequent events that need to be disclosed.